UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                   FORM N-CSRS

                                   ----------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                   ----------

                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2009

                    DATE OF REPORTING PERIOD: APRIL 30, 2009

ITEM 1. REPORTS TO STOCKHOLDERS.


THE ADVISORS' INNER CIRCLE FUND

(THE WHG FUNDS LOGO)
WESTWOOD HOLDINGS GROUP INC.

WHG LARGECAP VALUE FUND
WHG SMIDCAP FUND
WHG SMALLCAP VALUE FUND
WHG INCOME OPPORTUNITY FUND
WHG BALANCED FUND

SEMI-ANNUAL REPORT                                                APRIL 30, 2009

                                         INVESTMENT ADVISER:
                                         WESTWOOD MANAGEMENT CORP.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

                                TABLE OF CONTENTS

Shareholders' Letter ......................................................    1
Schedules of Investments
   WHG LargeCap Value Fund ................................................    7
   WHG SMidCap Fund .......................................................   10
   WHG SmallCap Value Fund ................................................   14
   WHG Income Opportunity Fund ............................................   17
   WHG Balanced Fund ......................................................   22
   Statements of Assets and Liabilities ...................................   27
Statements of Operations ..................................................   29
Statements of Changes in Net Assets
   WHG LargeCap Value Fund ................................................   31
   WHG SMidCap Fund .......................................................   33
   WHG SmallCap Value Fund ................................................   34
   WHG Income Opportunity Fund ............................................   35
   WHG Balanced Fund ......................................................   37
Financial Highlights
   WHG LargeCap Value Fund ................................................   38
   WHG SMidCap Fund .......................................................   40
   WHG SmallCap Value Fund ................................................   41
   WHG Income Opportunity Fund ............................................   42
   WHG Balanced Fund ......................................................   44
Notes to Financial Statements .............................................   45
Disclosure of Fund Expenses ...............................................   55

The WHG Funds file their complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to fund securities, as well as information relating to how a Fund voted proxies relating to fund securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 877-386-3944; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

April 30, 2009

Dear Shareholders:

We are pleased to provide you with the semi-annual report for the WHG Funds, managed by Westwood Management Corp., for the period ended April 30, 2009.

The management of the WHG Funds is deeply rooted in our decades old investment philosophy that seeks to deliver a superior rate of return while controlling risk. It remains our firm belief that the discipline of quantifying and managing downside risk is paramount and it shall remain a hallmark of the Westwood investment process.

At Westwood, we have always focused on companies that maintain a discipline for managing risk. We believe those companies that are not dependent upon the capital markets to recapitalize or fund growth will survive and ultimately benefit from the stress of others. As such, our investment team will continue to look for investment opportunities that not only have attractive valuations but also have prospects for long-term earnings growth that are currently unrecognized by the market. Looking for high quality companies that are typically characterized by strong free cash flow generation, declining debt levels, and rising return on equity will continue to define the core of our process.

A discussion of each fund's performance during the past six months is presented below.

WHG LARGECAP VALUE FUND

The performance of the WHG LargeCap Value Fund for the periods ended April 30, 2009, was as follows:

                                                            2009
                                             6 MONTHS   CALENDAR YTD
                                             --------   ------------
WHG LARGECAP VALUE FUND - I SHARES (WHGLX)   (13.92)%      (8.82)%
WHG LARGECAP VALUE FUND - A SHARES*          (13.89)%      (8.81)%
RUSSELL 1000 VALUE INDEX                     (13.27)%      (7.85)%

*    RETURN SHOWN WITHOUT LOAD.

The WHG LargeCap Value Fund slightly underperformed the Russell 1000 Value during the six-month period ended April 30, 2009. The top detractor to relative performance was security selection in the Financial Services, Energy, and Consumer Discretionary sectors. Within Financial Services, several of the stocks suffered from the housing and credit crisis. State Street fell after surprising analysts with larger than expected losses and as investors began to discount that the dividend could be eliminated and the company would need to raise additional capital, while MetLife fell on investor concern that the company would issue equity to increase their capital position. Other holdings in the sector such as PNC Financial Services Group, Bank of America and Wells Fargo fell as investors began to speculate they would also experience losses that would negatively impact their capital bases. The Energy sector was impacted by poor performance in driller Transocean as well as relative underweights in top performers

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

Exxon Mobil and Chevron. Within Consumer Discretionary, the poorest performing stocks included Walt Disney, which fell on concerns about a slowdown in consumer spending and weakening advertising sales, and VF Corp., which reported disappointing first quarter 2009 earnings as the result of economic weakness.

An overweight in Technology, coupled with strong security selection in the Producer Durables sector, was additive to the portfolio's performance. Within Technology, International Business Machines, EMC, Oracle and Cisco Systems all posted strong quarterly reports and were among the few securities to post a positive return for the period. Technology was viewed as a "safe haven" during the period due to the strong cash flow and balance sheets that are prevalent within the sector. Portfolio performance was also aided by ITT and Union Pacific which both rose after reporting solid first quarter 2009 earnings. The top performer for the period was Health Care holding Wyeth, which jumped on news of a takeover by peer company Pfizer. Additionally, utilities holdings such as Verizon, PG&E and AT&T were all bid up as a result of the investor flight to quality.

WHG SMIDCAP FUND

The performance of the WHG SMidCap Fund for the periods ended April 30, 2009, was as follows:

                                                            2009
                                             6 MONTHS   CALENDAR YTD
                                             --------   ------------
WHG SMIDCAP FUND                               0.43%        3.53%
Russell 2500 Index                            (3.92)%       2.22%

The WHG SMidCap Fund outperformed the Russell 2500 Index during the six-month period ended April 30, 2009. This relative outperformance was primarily due to security selection in the Financial Services, Materials & Processing and Producer Durables sectors as well as an overweight in Materials & Processing. The best performing securities included Metavante Technologies and Comerica, which both reported better than expected fourth quarter 2008 earnings and, along with Eaton Vance, benefitted from a March and April rally that favored financial stocks. Sybase, Inc. reported strong earnings and was a recipient of investor demand for "safe" stocks with a degree of earnings visibility. URS, within the Producer Durables sector, performed well due to its leverage to improving global economic growth. Finally, Bunge was bid higher as investors grew optimistic about global agricultural demand.

Relative performance was hindered by security selection, coupled with an underweight to high beta securities, in the Consumer Discretionary sector. Specifically, Tupperware Brands was weak following the disclosure that its sales had been negatively impacted by weak discretionary consumer spending. Other securities impacting performance included Utility company Mirant and Energy names Plains Exploration & Production LP, and Unit

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

Corp. which all suffered from fears of continued weak global energy demand. Also, Health Care stock Amedisys, the worst performing stock for the period, sold off after the Obama budget revealed plans to reduce Medicare reimbursements.

WHG SMALLCAP VALUE FUND

The performance of the WHG SmallCap Value Fund for the periods ended April 30, 2009, was as follows:

                                                            2009
                                             6 MONTHS   CALENDAR YTD
                                             --------   ------------
WHG SMALLCAP VALUE FUND                       (8.48)%      (1.39)%
Russell 2000 Value Index                     (12.61)%      (6.89)%

The WHG Small Cap Value Fund outperformed the benchmark Russell 2000 Value Index during the six-month period ended April 30, 2009. Strong security selection in Financial Services, Real Estate Investment Trusts (REITs) and Materials & Processing was the primary contributor to relative outperformance. Within Financial Services, Stifel Financial was bid up by investors after the company announced it would acquire 55 UBS Wealth Management branches while Knight Capital Group was rewarded after ridding their business of negative assets. Strong security selection in the Materials & Processing sector was also a driver to relative performance. Northwest Pipe, Lennox International, and AptarGroup benefitted from the December and March/April rallies that favored beaten up stocks. Within REITs, two of the best performing stocks from the REIT sector included Mack-Cali Realty, whose upturn in performance was due to a year end REIT rally, and Taubman Centers, which rallied in April in tandem with other REITs.

Economically-sensitive stocks within Technology and Energy had a hindering effect on relative performance as did security selection within producer durables. As risk continues to be shunned by the market, investors continue to price down economically-sensitive stocks such as Penn Virginia Corp. and Teledyne Technologies, despite strong earnings reports while Atlas America declined on weaker energy prices. Within Producer Durables, Moog declined in performance along with other defense companies during the first quarter of 2009. After reporting weak third quarter 2008 earnings, Hurco sold off on fears of continued economic weakness in 2009. Additionally, Layne Christensen's declined in performance due to their energy end-market sensitivity. Knoll Inc., within Consumer Discretionary, was hurt by weak consumer spending as fears of a slowdown in fourth quarter 2008 revenues materialized.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

WHG INCOME OPPORTUNITY FUND

The performance of the WHG Income Opportunity Fund for the periods ended April 30, 2009, was as follows:

                                                         2009
                                          6 MONTHS   CALENDAR YTD
                                          --------   ------------
WHG INCOME OPPORTUNITY FUND - I SHARES     (1.53)%     (1.45)%
WHG INCOME OPPORTUNITY FUND - A SHARES*    (1.65)%     (1.62)%
Blended Benchmark*                         (3.16)%     (3.55)%

*    RETURN SHOWN WITHOUT LOAD.

** 25% CITIGROUP 10-YEAR TREASURY INDEX, 25% CITIGROUP 3-MONTH TREASURY BILL INDEX, 25% S&P 500 INDEX, 25% FTSE NAREIT INDEX

The WHG Income Opportunity Fund outperformed its custom benchmark for the six-month period ended April 30, 2009. The fund's allocation to Master Limited Partnerships (MLPs), intermediate duration Government Bonds and Corporate Bonds drove the portfolio's performance. As interest rates rose, the fund's allocation to short duration Government securities and Treasury Inflation Protection Securities performed well due to higher inflation expectations. MLPs positive performance was driven by an improvement in credit spreads, successful capital raises and a higher crude oil price.

On the negative side, REITs, Common Stocks and Preferred Stocks were the primary detractors to performance. Although they rallied nicely in April, continue to be impacted by financing needs amidst a market where prices are falling. Holdings within the Common Stock asset class were negatively impacted by Wells Fargo and General Electric, which lost value as investors began to discount a higher degree of credit risk in their loan books and the potential need for additional capital. Additionally, Dow Chemical lagged, as it was impacted by a slowing economy. Preferred Stocks were under pressure during the period from fears of capital raises and potential dilution, especially in the financial sector.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

WHG BALANCED FUND

The performance of the WHG Balanced Fund for the periods ended April 30, 2009, was as follows:

                                    2009
                     6 MONTHS   CALENDAR YTD
                     --------   ------------
WHG BALANCED FUND     (6.56)%      (5.07)%
Blended Benchmark*    (1.73)%      (1.59)%


*    60% S&P 500 INDEX/40% BARCLAYS U.S. GOVERNMENT/CREDIT INDEX

For the six-month period ended April 30, 2009, the WHG Balanced Fund underper-formed the 60/40 blended benchmark. Within the equity allocation, security selection in the Consumer Discretionary, Technology, and Financial Services sectors was the primary detractor to relative performance. Additionally, within the equity allocation, security selection, along with an overweight, within Utilities, was a main driver of positive performance, as investors fled to sectors that are viewed as traditional safe havens. Security selection within Producer Durables, which performed well due to its global exposure, also aided relative performance.

The Fund's fixed income component continued to be focused on the short-end to intermediate end of the yield curve. The Corporate Bonds within the Industrial sector as well as the government treasuries and agencies with maturities between 2014 and 2018 were the primary contributors to performance. The biggest detractor to performance was the portfolio's exposure to JP Morgan's Corporate Bond. While only two of the fixed income holdings detracted from performance, those on the short-term end of the yield curve were not as strong as those in the intermediate range.

Sincerely,

THE INVESTMENT TEAM
The WHG Funds

THIS REPRESENTS THE MANAGERS' ASSESSMENT OF THE PORTFOLIOS AND THE MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

                      DEFINITION OF THE COMPARATIVE INDICES

CITIGROUP 3-MONTH TREASURY BILL INDEX is an unmanaged index composed of three-month Treasury bills.

CITIGROUP 10-YEAR TREASURY INDEX is an unmanaged index composed of ten-year Treasury bonds and notes.

FTSE NAREIT INDEX is an unmanaged capitalization-weighted index that includes all tax qualified REITs listed on the New York Stock Exchange, the NASDAQ National Market System and the American Stock Exchange.

BARCLAYS U.S. GOVERNMENT/CREDIT INDEX is a fixed-income market value-weighted index that combines the Barclays U.S. Government Index and the Barclays U.S. Credit Index. It includes securities issued by the U.S. Government (i.e., securities in the Treasury and Agency Indices), publicly issued U.S. corporate and specified foreign debentures and secured notes that meet the specified maturity, liquidity, and quality requirements.

RUSSELL 1000 VALUE INDEX measures the performance of those Russell 1000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2000 VALUE INDEX measures the performance of those Russell 2000 Index companies with lower price-to-book ratios and lower forecasted growth values.

RUSSELL 2500 INDEX measures the performance of the 2,500 smallest companies in the Russell 3000 Index, which represents approximately 16% of the total market capitalization of the Russell 3000 Index.

S&P 500 INDEX is an unmanaged capitalization-weighted index of 500 stocks designed to measure performance of the broad domestic stock market through changes in the aggregate market value of 500 stocks representing all major industries.

THE ADVISORS' INNER CIRCLE FUND                       WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Energy                   16.9%
Financial Services       16.6%
Utilities                13.4%
Health Care              12.1%
Technology               11.0%
Producer Durables        10.1%
Consumer Discretionary    7.6%
Consumer Staples          7.2%
Short-Term Investment     5.1%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.9%

                                                          SHARES        VALUE
                                                        ---------   ------------
CONSUMER DISCRETIONARY -- 7.7%
   DIRECTV Group* ...................................      44,900   $  1,110,377
   McDonald's .......................................      38,400      2,046,336
   Nike, Cl B .......................................      21,200      1,112,364
   VF ...............................................       9,800        580,846
   Wal-Mart Stores ..................................      42,200      2,126,880
                                                                    ------------
                                                                       6,976,803
                                                                    ------------
CONSUMER STAPLES -- 7.3%
   Colgate-Palmolive ................................      38,600      2,277,400
   CVS/Caremark .....................................      72,700      2,310,406
   Philip Morris International ......................      57,300      2,074,260
                                                                    ------------
                                                                       6,662,066
                                                                    ------------
ENERGY -- 17.1%
   Anadarko Petroleum ...............................      49,800      2,144,388
   Apache ...........................................      16,500      1,202,190
   Chevron ..........................................      40,900      2,703,490
   ConocoPhillips ...................................      54,500      2,234,500
   Devon Energy .....................................      22,500      1,166,625
   Exxon Mobil ......................................      40,600      2,706,802
   Murphy Oil .......................................      22,700      1,083,017
   Occidental Petroleum .............................      40,800      2,296,632
                                                                    ------------
                                                                      15,537,644
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
FINANCIAL SERVICES -- 16.7%
   ACE ..............................................      49,700   $  2,302,104
   BlackRock ........................................       8,200      1,201,464
   JPMorgan Chase ...................................      78,000      2,574,000
   Mastercard, Cl A .................................      13,800      2,531,610
   PNC Financial Services Group .....................      56,700      2,250,990
   Travelers ........................................      52,500      2,159,850
   Wells Fargo ......................................     111,000      2,221,110
                                                                    ------------
                                                                      15,241,128
                                                                    ------------
HEALTH CARE -- 12.2%
   Amgen* ...........................................      23,700      1,148,739
   Becton Dickinson .................................      36,800      2,225,664
   Covidien .........................................      67,200      2,216,256
   Johnson & Johnson ................................      42,500      2,225,300
   Thermo Fisher Scientific* ........................      33,900      1,189,212
   Wyeth ............................................      50,100      2,124,240
                                                                    ------------
                                                                      11,129,411
                                                                    ------------
PRODUCER DURABLES -- 10.2%
   ITT ..............................................      54,600      2,239,146
   Raytheon .........................................      54,200      2,451,466
   Union Pacific ....................................      46,900      2,304,666
   United Technologies ..............................      46,500      2,271,060
                                                                    ------------
                                                                       9,266,338
                                                                    ------------
TECHNOLOGY -- 11.2%
   Automatic Data Processing ........................      60,600      2,133,120
   Cisco Systems* ...................................      61,000      1,178,520
   EMC* .............................................      92,500      1,159,025
   International Business Machines ..................      21,900      2,260,299
   Microsoft ........................................      55,900      1,132,534
   Oracle ...........................................      57,000      1,102,380
   Research In Motion* ..............................      17,100      1,188,450
                                                                    ------------
                                                                      10,154,328
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG LARGECAP VALUE FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
UTILITIES -- 13.5%
   AT&T .............................................      88,400   $  2,264,808
   Dominion Resources ...............................      75,400      2,274,064
   Exelon ...........................................      48,000      2,214,240
   FPL Group ........................................      20,900      1,124,211
   PG&E .............................................      58,500      2,171,520
   Verizon Communications ...........................      73,300      2,223,922
                                                                    ------------
                                                                      12,272,765
                                                                    ------------
   Total Common Stock
      (Cost $90,933,584) ............................                 87,240,483
                                                                    ------------
SHORT-TERM INVESTMENT-- 5.1%
   SEI Daily Income Trust,Government Money Market
      Fund, Cl A, 0.160% (A)
      (Cost $4,682,155) .............................   4,682,155      4,682,155
                                                                    ------------
   Total Investments -- 101.0%
      (Cost $95,615,739) ............................               $ 91,922,638
                                                                    ============

     Percentages are based on Net Assets of $90,969,281.

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of April 30, 2009.

Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Financial Services              17.3%
Technology                      12.9%
Producer Durables               12.8%
Materials & Processing          12.1%
Consumer Staples                10.6%
Health Care                      8.1%
Energy                           7.1%
Short-Term Investment            6.6%
Utilities                        5.8%
Consumer Discretionary           3.9%
Real Estate Investment Trusts    2.8%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 93.3%

                                                          SHARES        VALUE
                                                        ---------   ------------
CONSUMER DISCRETIONARY -- 3.9%
   BJ's Wholesale Club* .............................      69,100   $  2,303,794
   Tupperware Brands ................................      95,100      2,380,353
                                                                    ------------
                                                                       4,684,147
                                                                    ------------
CONSUMER STAPLES -- 10.6%
   Alberto-Culver, Cl B .............................     102,200      2,278,038
   Bunge ............................................      24,500      1,176,245
   Dr. Pepper Snapple Group* ........................     118,500      2,454,135
   JM Smucker .......................................      55,900      2,202,460
   Mead Johnson Nutrition Co., Cl A* ................      85,600      2,418,200
   Molson Coors Brewing, Cl B .......................      61,000      2,333,250
                                                                    ------------
                                                                      12,862,328
                                                                    ------------
ENERGY -- 7.0%
   Cabot Oil & Gas ..................................      86,500      2,611,435
   Magellan Midstream Partners (A) ..................      55,200      1,843,680
   Plains All American Pipeline LP (A) ..............      41,200      1,744,408
   Plains Exploration & Production LP* ..............     125,100      2,360,637
                                                                    ------------
                                                                       8,560,160
                                                                    ------------
FINANCIAL SERVICES -- 17.3%
   Alleghany* .......................................       4,627      1,173,685
   Axis Capital Holdings ............................      95,600      2,355,584
   Comerica .........................................      57,200      1,200,056
   Cullen ...........................................      22,500      1,059,525
   Eaton Vance ......................................      95,200      2,605,624
   Everest Re Group .................................      32,600      2,433,264

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
FINANCIAL SERVICES -- CONTINUED
   Hudson City Bancorp ..............................     180,200   $  2,263,312
   Lazard, Cl A (A) .................................      76,800      2,096,640
   People's United Financial ........................     148,900      2,325,818
   Safety Insurance Group ...........................      29,100        961,755
   Willis Group Holdings ............................      91,000      2,503,410
                                                                    ------------
                                                                      20,978,673
                                                                    ------------
HEALTH CARE -- 8.1%
   Amedisys* ........................................      41,700      1,398,618
   DENTSPLY International ...........................      86,200      2,467,044
   Laboratory Corp of America Holdings* .............      37,900      2,431,285
   Natus Medical* ...................................      71,762        630,070
   Universal Health Services, Cl B ..................      57,600      2,903,040
                                                                    ------------
                                                                       9,830,057
                                                                    ------------
MATERIALS & PROCESSING -- 12.1%
   Airgas ...........................................      56,900      2,453,528
   Albemarle ........................................      99,700      2,673,954
   Allegheny Technologies ...........................      43,000      1,407,390
   Aptargroup .......................................      70,500      2,187,615
   Cliffs Natural Resources .........................      54,100      1,247,546
   Eastman Chemical .................................      59,500      2,360,960
   Lennox International .............................      73,800      2,353,482
                                                                    ------------
                                                                      14,684,475
                                                                    ------------
PRODUCER DURABLES -- 12.8%
   AGCO* ............................................      53,300      1,295,190
   Alexander & Baldwin ..............................     113,500      3,023,640
   Alliant Techsystems* .............................      32,300      2,572,695
   Brink's Home Security Holdings* ..................      42,900      1,140,282
   CH Robinson Worldwide ............................      21,700      1,153,572
   Cummins ..........................................      44,300      1,506,200
   Gardner Denver* ..................................      47,700      1,269,774
   Manpower .........................................      31,900      1,374,571
   URS* .............................................      51,046      2,249,087
                                                                    ------------
                                                                      15,585,011
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.8%
   Equity Lifestyle Properties ......................      27,500   $  1,090,925
   Healthcare Realty Trust ..........................     142,700      2,395,933
                                                                    ------------
                                                                       3,486,858
                                                                    ------------
TECHNOLOGY -- 12.9%
   Amphenol, Cl A ...................................      35,600      1,204,704
   CACI International, Cl A* ........................      63,000      2,491,650
   Factset Research Systems .........................      24,000      1,286,160
   Harris ...........................................      79,300      2,424,994
   McAfee* ..........................................      66,700      2,503,918
   Novell* ..........................................     372,100      1,399,096
   Sybase* ..........................................      71,000      2,411,160
   Total System Services ............................     157,900      1,969,013
                                                                    ------------
                                                                      15,690,695
                                                                    ------------
UTILITIES -- 5.8%
   DPL ..............................................     104,900      2,352,907
   Southern Union ...................................     150,000      2,386,500
   Wisconsin Energy .................................      58,000      2,317,680
                                                                    ------------
                                                                       7,057,087
                                                                    ------------
   Total Common Stock
      (Cost $119,706,650)                                           113,419,491
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMIDCAP FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SHORT-TERM INVESTMENT -- 6.6%

                                                          SHARES        VALUE
                                                        ---------   ------------
SEI Daily Income Trust, Government Money Market Fund,
   Cl A, 0.160% (B)
   (Cost $7,987,782) ................................   7,987,782   $  7,987,782
                                                                    ------------
Total Investments -- 99.9%
   (Cost $127,694,432) ..............................               $121,407,273
                                                                    ============

     Percentages are based on Net Assets of $121,555,128.

*    Non-income producing security.

(A) Securities considered Master Limited Partnership. At April 30, 2009, these securities amounted to $5,684,728 or 4.68% of net assets.

(B)  The rate reported is the 7-day effective yield as of April 30, 2009.

Cl   Class

LP   Limited Partnership

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Producer Durables               19.1%
Consumer Discretionary          18.3%
Financial Services              15.7%
Technology                      13.2%
Materials & Processing           9.2%
Utilities                        8.0%
Consumer Staples                 6.9%
Real Estate Investment Trusts    5.2%
Short-Term Investment            4.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 95.1%

                                                          SHARES        VALUE
                                                        ---------   ------------
CONSUMER DISCRETIONARY -- 18.2%
   Aeropostale* .....................................       6,100   $    207,217
   BJ's Wholesale Club* .............................      12,200        406,748
   Buckle ...........................................       5,850        218,615
   Jarden* ..........................................      11,100        223,110
   John Wiley & Sons, Cl A ..........................      11,600        393,240
   Marcus ...........................................      34,200        434,340
   Tupperware Brands ................................      15,900        397,977
   Vail Resorts* ....................................       8,400        245,280
   Watson Wyatt Worldwide, Cl A .....................       7,100        376,655
   Wolverine World Wide .............................      22,300        464,509
                                                                    ------------
                                                                       3,367,691
                                                                    ------------
CONSUMER STAPLES -- 6.8%
   Casey's General Stores ...........................      13,000        345,930
   Chattem* .........................................       6,500        356,915
   Diamond Foods ....................................       6,600        172,854
   J&J Snack Foods ..................................      10,100        391,476
                                                                    ------------
                                                                       1,267,175
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES        VALUE
                                                        ---------   ------------
FINANCIAL SERVICES -- 15.6%
   First Niagara Financial Group ....................      32,200   $    435,988
   IPC Holdings .....................................      12,800        333,312
   Knight Capital Group, Cl A* ......................      24,500        379,505
   SeaBright Insurance Holdings* ....................      24,600        228,288
   Stifel Financial* ................................       8,050        396,301
   Texas Capital Bancshares* ........................      30,900        432,600
   UMB Financial ....................................       9,100        416,507
   United Bankshares ................................      10,200        264,588
                                                                    ------------
                                                                       2,887,089
                                                                    ------------
MATERIALS & PROCESSING -- 9.1%
   Aptargroup .......................................      13,000        403,390
   Kaydon ...........................................      12,600        402,696
   Lennox International .............................      13,100        417,759
   Northwest Pipe* ..................................      12,300        466,539
                                                                    ------------
                                                                       1,690,384
                                                                    ------------
PRODUCER DURABLES -- 19.0%
   AO Smith .........................................      13,600        422,824
   Astec Industries* ................................      14,100        434,562
   BE Aerospace* ....................................      28,400        306,436
   Brink's Home Security Holdings* ..................      15,200        404,016
   Genesee & Wyoming, Cl A* .........................      13,600        408,000
   Landstar System ..................................      11,300        402,393
   Middleby* ........................................       9,300        407,061
   Moog, Cl A* ......................................      14,500        388,310
   Rollins ..........................................      19,000        342,000
                                                                    ------------
                                                                       3,515,602
                                                                    ------------
REAL ESTATE INVESTMENT TRUSTS -- 5.2%
   Equity Lifestyle Properties ......................       9,500        376,865
   Mack Cali Realty .................................      14,400        386,784
   Taubman Centers ..................................       8,300        197,706
                                                                    ------------
                                                                         961,355
                                                                    ------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG SMALLCAP VALUE FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                          SHARES       VALUE
                                                        ---------   -----------
TECHNOLOGY -- 13.2%
   Benchmark Electronics* ...........................      16,800   $   203,784
   Factset Research Systems .........................       7,000       375,130
   Mantech International, Cl A* .....................       9,300       336,567
   MKS Instruments* .................................      23,600       369,340
   Perot Systems, Cl A* .............................      26,600       373,996
   Progress Software* ...............................      20,100       425,919
   Teledyne Technologies* ...........................      11,400       364,002
                                                                    -----------
                                                                      2,448,738
                                                                    -----------
UTILITIES -- 8.0%
   Avista ...........................................      25,000       376,250
   Cleco ............................................      15,700       331,113
   Portland General Electric ........................      22,200       405,594
   Westar Energy ....................................      21,100       369,883
                                                                    -----------
                                                                      1,482,840
                                                                    -----------
   Total Common Stock
      (Cost $17,372,776) ............................                17,620,874
                                                                    ===========
SHORT-TERM INVESTMENT -- 4.4%
SEI Daily Income Trust, Government Money Market Fund,
   Cl A, 0.160% (A)
   (Cost $807,889)                                        807,889       807,889
                                                                    -----------
Total Investments -- 99.5%
(Cost $18,180,665)                                                  $18,428,763
                                                                    ===========

     Percentages are based on Net Assets of $18,528,615.

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of April 30, 2009.

Cl   Class

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Short-Term Investment                17.1%
U.S. Government Agency Obligations   16.3%
U.S. Treasury Obligations            13.0%
Energy                               11.5%
Financial Services                   10.6%
Utilities                             7.9%
Technology                            5.8%
Real Estate Investment Trusts         4.9%
Consumer Discretionary                3.5%
Producer Durables                     3.5%
Consumer Staples                      2.3%
Health Care                           2.2%
Consumer Staples                      1.4%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 27.3%

                                                          SHARES        VALUE
                                                       -----------   -----------
CONSUMER DISCRETIONARY -- 1.1%
   McDonald's ......................................        18,000   $   959,220
                                                                     -----------
CONSUMER STAPLES -- 2.4%
   General Mills ...................................        20,199     1,023,887
   Philip Morris International .....................        27,400       991,880
                                                                     -----------
                                                                       2,015,767
                                                                     -----------
ENERGY -- 11.9%
   Chevron .........................................        14,000       925,400
   Duncan Energy Partners (A) ......................        54,600       992,628
   Energy Transfer Equity (A) ......................        42,800     1,097,392
   Energy Transfer Partners (A) ....................        27,700     1,095,535
   Enterprise Products Partners LP (A) .............        38,300       903,497
   Kinder Morgan Energy Partners LP (A) ............        21,700     1,036,392
   Magellan Midstream Partners (A) .................        33,200     1,108,880
   Plains All American Pipeline LP (A) .............        23,700     1,003,458
   Spectra Energy Partners (A) .....................        45,200     1,010,220
   Williams Pipeline Partners LP (A) ...............        50,500       944,350
                                                                     -----------
                                                                      10,117,752
                                                                     -----------
HEALTH CARE -- 2.3%
   Bristol-Myers Squibb ............................        48,400       929,280
   Johnson & Johnson ...............................        18,700       979,132
                                                                     -----------
                                                                       1,908,412
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                       SHARES/FACE
                                                          AMOUNT        VALUE
                                                       -----------   -----------
REAL ESTATE INVESTMENT TRUSTS -- 2.6%
   Healthcare Realty Trust .........................        67,000   $ 1,124,930
   Rayonier ........................................        27,700     1,069,774
                                                                     -----------
                                                                       2,194,704
                                                                     -----------
UTILITIES -- 7.0%
   American Electric Power .........................        39,000     1,028,820
   AT&T ............................................        72,900     1,867,698
   Portland General Electric .......................        55,880     1,020,928
   Southern ........................................        34,200       987,696
   Vodafone Group ADR ..............................        53,100       974,385
                                                                     -----------
                                                                       5,879,527
                                                                     -----------
   Total Common Stock
      (Cost $24,833,531) ...........................                  23,075,382
                                                                     -----------
PREFERRED STOCK -- 6.2%
CONSUMER DISCRETIONARY -- 2.5%
   Comcast, Ser B, 7.000% ..........................        97,900     2,143,031
                                                                     -----------
REAL ESTATE INVESTMENT TRUST -- 2.4%
   Public Storage, Ser M, 6.625% ...................       106,200     2,008,242
                                                                     -----------
UTILITIES -- 1.3%
   FPL Group Capital, Ser E, 7.450% ................        40,024     1,064,638
                                                                     -----------
   Total Preferred Stock
      (Cost $5,595,923) ............................                   5,215,911
                                                                     -----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 17.1%
   FHLMC
      2.125%, 03/23/12 .............................   $ 2,100,000     2,121,941
   FNMA
      5.375%, 11/15/11 .............................     2,300,000     2,518,176
      5.375%, 06/12/17 .............................     2,250,000     2,534,515
      4.375%, 03/15/13 .............................     2,000,000     2,172,636
      3.375%, 05/19/11 .............................     2,000,000     2,086,268

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2009 (UNAUDITED)

U.S. GOVERNMENT AGENCY OBLIGATIONS - CONTINUED

                                                           FACE
                                                          AMOUNT        VALUE
                                                       -----------   -----------
   2.500%, 04/09/10 ................................   $ 3,000,000   $ 3,040,605
                                                                     -----------
   Total U.S. Government Agency Obligations
      (Cost $14,119,593) ...........................                  14,474,141
                                                                     -----------
CORPORATE OBLIGATIONS -- 22.1%
CONSUMER STAPLES -- 1.4%
   Philip Morris International
      6.875%, 03/17/14 .............................     1,100,000     1,205,923
                                                                     -----------
ENERGY -- 3.1%
   Anadarko Petroleum
      1.720%, 09/15/09 (B) .........................     1,750,000     1,747,350
   Marathon Oil
      5.900%, 03/15/18 .............................     1,000,000       952,784
                                                                     -----------
                                                                       2,700,134
                                                                     -----------
FINANCIAL SERVICES -- 7.9%
   American Express
      0.495%, 06/16/11 (B) .........................     1,000,000       872,845
   Berkshire Hathaway Finance
      4.125%, 01/15/10 .............................     2,100,000     2,133,970
   BHP Billiton Finance USA
      5.500%, 04/01/14 .............................     1,000,000     1,052,868
   Caterpillar Financial Services
      4.500%, 06/15/09 .............................     1,750,000     1,752,705
   JPMorgan Chase
      6.300%, 04/23/19 .............................       850,000       836,437
                                                                     -----------
                                                                       6,648,825
                                                                     -----------
PRODUCER DURABLES -- 3.6%
   Boeing
      6.000%, 03/15/19 .............................     1,000,000     1,051,572
   CSX
      6.250%, 04/01/15 .............................     2,000,000     2,001,006
                                                                     -----------
                                                                       3,052,578
                                                                     -----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS - CONTINUED

                                                           FACE
                                                         AMOUNT/
                                                          SHARES        VALUE
                                                       -----------   -----------
TECHNOLOGY -- 6.1%
   AT&T
      6.700%, 11/15/13 .............................   $ 1,100,000   $ 1,219,905
   Embarq
      6.738%, 06/01/13 .............................       950,000       916,750
   Koninklijke Philips Electronics
      4.625%, 03/11/13 .............................     1,200,000     1,190,924
   Oracle
      4.950%, 04/15/13 .............................     1,700,000     1,805,519
                                                                     -----------
                                                                       5,133,098
                                                                     -----------
   Total Corporate Obligations
      (Cost $18,524,872) ...........................                  18,740,558
                                                                     -----------
U.S. TREASURY OBLIGATIONS -- 13.5%
   U.S. Treasury Inflationary Protection Securities
      2.500%, 07/15/16 .............................     1,750,000     1,938,724
      1.375%, 07/15/18 .............................     2,300,000     2,206,665
      0.625%, 04/15/13 .............................     2,800,000     2,761,756
                                                                     -----------
                                                                       6,907,145
                                                                     -----------
   U.S. Treasury Notes
      3.250%, 12/31/09 .............................     2,300,000     2,344,025
      2.625%, 05/31/10 .............................     2,100,000     2,147,004
                                                                     -----------
                                                                       4,491,029
                                                                     -----------
   Total U.S. Treasury Obligations
      (Cost $10,999,577) ...........................                  11,398,174
                                                                     -----------
SHORT-TERM INVESTMENT -- 17.8%
   SEI Daily Income Trust, Government Money Market
      Fund, Cl A, 0.160% (C)
      (Cost $15,025,630) ...........................    15,025,630    15,025,630
                                                                     -----------
   Total Investments -- 104.0%
      (Cost $89,099,126) ...........................                 $87,929,796
                                                                     ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG INCOME
                                                      OPPORTUNITY FUND
                                                      APRIL 30, 2009 (UNAUDITED)

     Percentages are based on Net Assets of $84,541,814.

(A) Securities considered Master Limited Partnership. At April 30, 2009, these securities amounted to $9,192,352 or 10.87% of net assets.

(B) Floating rate security. Rate disclosed is the effective rate as of April 30, 2009.

(C)  The rate reported is the 7-day effective yield as of April 30, 2009.

ADR  American Depositary Receipt

FHLMC Federal Home Loan Mortgage Corporation

FNMA Federal National Mortgage Association

LP   Limited Partnership

Ser  Series

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2009 (UNAUDITED)

SECTOR WEIGHTINGS+

                                  (BAR CHART)

Financial Services                   13.2%
U.S. Government Agency Obligations   12.9%
Energy                               12.4%
Technology                           10.5%
U.S. Treasury Obligations            10.0%
Short-Term Investment                 9.1%
Utilities                             8.0%
Health Care                           7.4%
Producer Durables                     7.0%
Consumer Discretionary                4.8%
Consumer Staples                      4.7%

+    Percentages are based on total investments.

SCHEDULE OF INVESTMENTS
COMMON STOCK -- 59.9%

                                                            SHARES       VALUE
                                                           --------   ----------
CONSUMER DISCRETIONARY -- 4.9%
   DIRECTV Group* ......................................      2,600   $   64,298
   McDonald's ..........................................      2,300      122,567
   Nike, Cl B ..........................................      1,300       68,211
   VF ..................................................        600       35,562
   Wal-Mart Stores .....................................      2,500      126,000
                                                                      ----------
                                                                         416,638
                                                                      ----------
CONSUMER STAPLES -- 4.8%
   Colgate-Palmolive ...................................      2,300      135,700
   CVS/Caremark ........................................      4,300      136,654
   Philip Morris International .........................      3,700      133,940
                                                                      ----------
                                                                         406,294
                                                                      ----------
ENERGY -- 10.7%
   Chevron .............................................      2,400      158,640
   Anadarko Petroleum ..................................      3,000      129,180
   Apache ..............................................      1,000       72,860
   ConocoPhillips ......................................      3,200      131,200
   Devon Energy ........................................      1,300       67,405
   Exxon Mobil .........................................      2,400      160,008
   Murphy Oil ..........................................      1,300       62,023
   Occidental Petroleum ................................      2,400      135,096
                                                                      ----------
                                                                         916,412
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES       VALUE
                                                           --------   ----------
FINANCIAL SERVICES -- 10.5%
   ACE .................................................      3,000   $  138,960
   BlackRock ...........................................        500       73,260
   JPMorgan Chase ......................................      4,700      155,100
   Mastercard, Cl A ....................................        700      128,415
   PNC Financial Services Group ........................      3,400      134,980
   Travelers ...........................................      3,000      123,420
   Wells Fargo .........................................      6,700      134,067
                                                                      ----------
                                                                         888,202
                                                                      ----------
HEALTH CARE -- 7.7%
   Amgen* ..............................................      1,400       67,858
   Becton Dickinson ....................................      2,200      133,056
   Covidien ............................................      3,800      125,324
   Johnson & Johnson ...................................      2,400      125,664
   Thermo Fisher Scientific* ...........................      2,000       70,160
   Wyeth ...............................................      3,000      127,200
                                                                      ----------
                                                                         649,262
                                                                      ----------
PRODUCER DURABLES -- 6.3%
   ITT .................................................      3,300      135,333
   Raytheon ............................................      3,000      135,690
   Union Pacific .......................................      2,800      137,592
   United Technologies .................................      2,600      126,984
                                                                      ----------
                                                                         535,599
                                                                      ----------
TECHNOLOGY -- 6.8%
   Automatic Data Processing ...........................      3,200      112,640
   Cisco Systems* ......................................      3,700       71,484
   EMC* ................................................      5,200       65,156
   International Business Machines .....................      1,200      123,852
   Microsoft ...........................................      3,300       66,858
   Oracle ..............................................      3,300       63,822
   Research In Motion* .................................      1,000       69,500
                                                                      ----------
                                                                         573,312
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2009 (UNAUDITED)

COMMON STOCK - CONTINUED

                                                            SHARES
                                                             FACE
                                                            AMOUNT       VALUE
                                                           --------   ----------
UTILITIES -- 8.2%
   AT&T ................................................      4,800   $  122,976
   Dominion Resources ..................................      4,200      126,672
   Exelon ..............................................      2,900      133,777
   FPL Group ...........................................      1,300       69,927
   PG&E ................................................      3,300      122,496
   Verizon Communications ..............................      3,900      118,326
                                                                      ----------
                                                                         694,174
                                                                      ----------
   Total Common Stock
      (Cost $5,435,241) ................................               5,079,893
                                                                      ----------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 13.2%
   FHLB
      3.875%, 01/15/10 .................................   $ 60,000       61,367
   FHLMC
      5.125%, 07/15/12 .................................    100,000      110,254
      4.750%, 12/08/10 .................................     80,000       84,569
      4.250%, 07/15/09 .................................    125,000      126,042
      4.125%, 11/30/09 .................................    100,000      102,097
      2.125%, 03/23/12 .................................    100,000      101,045
   FNMA
      5.375%, 11/15/11 .................................    100,000      109,486
      5.375%, 06/12/17 .................................    100,000      112,645
      5.000%, 04/15/15 .................................     60,000       66,970
      4.375%, 03/15/13 .................................    125,000      135,790
      4.250%, 08/15/10 .................................    100,000      104,154
                                                                      ----------
   Total U.S. Government Agency Obligations
      (Cost $1,060,330) ................................               1,114,419
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2009 (UNAUDITED)

CORPORATE OBLIGATIONS -- 9.7%

                                                             FACE
                                                            AMOUNT       VALUE
                                                           --------   ----------
ENERGY -- 1.8%
   Apache
      5.250%, 04/15/13 .................................   $ 75,000   $   77,972
   General Electric
      5.000%, 02/01/13 .................................     75,000       76,981
                                                                      ----------
                                                                         154,953
                                                                      ----------
FINANCIAL SERVICES -- 3.0%
   Ace INA Holdings
      5.600%, 05/15/15 .................................     50,000       47,052
   BHP Billiton Finance USA
      5.500%, 04/01/14 .................................     50,000       52,643
   Citigroup
      6.500%, 01/18/11 .................................     60,000       58,016
   JPMorgan Chase
      6.300%, 04/23/19 .................................     25,000       24,601
   Marathon Oil
      5.900%, 03/15/18 .................................     75,000       71,459
                                                                      ----------
                                                                         253,771
                                                                      ----------
PRODUCER DURABLES -- 0.9%
   Burlington Northern Santa Fe
      5.650%, 05/01/17 .................................     75,000       72,752
                                                                      ----------
TECHNOLOGY -- 4.0%
   AT&T
      6.700%, 11/15/13 .................................     50,000       55,450
   International Business Machines
      5.700%, 09/14/17 .................................    100,000      105,989
   Koninklijke Philips Electronics
      4.625%, 03/11/13 .................................     75,000       74,433
   Oracle
      4.950%, 04/15/13 .................................    100,000      106,207
                                                                      ----------
                                                                         342,079
                                                                      ----------
   Total Corporate Obligations
      (Cost $811,544) ..................................                 823,555
                                                                      ----------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG BALANCED FUND
                                                      APRIL 30, 2009 (UNAUDITED)
U.S. TREASURY OBLIGATIONS -- 10.2%

                                                             FACE
                                                            AMOUNT/
                                                            SHARES       VALUE
                                                           --------   ----------
   U.S. Treasury Inflationary Protection Securities
      2.500%, 07/15/16 .................................   $ 75,000   $   83,088
      1.375%, 07/15/18 .................................    100,000       95,942
      0.625%, 04/15/13 .................................    110,000      108,498
                                                                      ----------
                                                                         287,528
                                                                      ----------
   U.S. Treasury Notes
      5.125%, 05/15/16 .................................    105,000      121,775
      4.000%, 06/15/09 .................................    125,000      125,596
      4.000%, 02/15/15 .................................    110,000      120,338
      3.375%, 11/30/12 .................................    125,000      133,047
      2.625%, 05/31/10 .................................     75,000       76,679
                                                                      ----------
                                                                         577,435
                                                                      ----------
   Total U.S. Treasury Obligations
      (Cost $814,823) ..................................                 864,963
                                                                      ----------
SHORT-TERM INVESTMENT -- 9.3%
   SEI Daily Income Trust, Government Money Market Fund,
      Cl A, 0.160% (A)
      (Cost $785,702) ..................................    785,702      785,702
                                                                      ----------
   Total Investments -- 102.3%
      (Cost $8,907,640) ................................              $8,668,532
                                                                      ==========

     Percentages are based on Net Assets of $8,473,173.

*    Non-income producing security.

(A)  The rate reported is the 7-day effective yield as of April 30, 2009.

Cl   Class

FHLB Federal Home Loan Bank

FHLMC Federal Home Loan Mortgage Corporation

FNMA Federal National Mortgage Association

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES

                                                           WHG              WHG           WHG
                                                         LARGECAP         SMIDCAP       SMALLCAP
                                                        VALUE FUND          FUND       VALUE FUND
                                                      -------------    ------------   -----------
ASSETS:
Investments, at Value (Cost $95,615,739,
   $127,694,432, and $18,180,665, respectively) ...   $  91,922,638    $121,407,273   $18,428,763
Receivable for Capital Shares Sold ................         883,539         171,974         7,278
Receivable for Investment Securities Sold .........         413,053         130,719       325,140
Dividends Receivable ..............................         116,946          49,092        14,165
Reclaims Receivable ...............................           1,831              --            --
Prepaid Expenses ..................................          21,326          10,517        13,763
                                                      -------------    ------------   -----------
   TOTAL ASSETS ...................................      93,359,333     121,769,575    18,789,109
                                                      -------------    ------------   -----------
LIABILITIES:
Payable for Investment Securities Purchased .......       2,304,235          24,365       218,374
Payable for Capital Shares Redeemed ...............              --          21,609         7,909
Payable due to Investment Adviser .................          42,068          81,805         5,075
Payable due to Administrator ......................          12,240          16,187         2,450
Chief Compliance Officer Fees Payable .............           2,523           3,108            --
Payable due to Trustees ...........................           2,464           2,670           530
Payable for Distribution Fees -- Class A ..........             693              --            --
Other Accrued Expenses ............................          25,829          64,703        26,156
                                                      -------------    ------------   -----------
   TOTAL LIABILITIES ..............................       2,390,052         214,447       260,494
                                                      -------------    ------------   -----------
NET ASSETS ........................................   $  90,969,281    $121,555,128   $18,528,615
                                                      -------------    ------------   -----------
NET ASSETS CONSIST OF:
Paid-in Capital ...................................   $ 113,943,931    $145,517,609   $25,979,924
Undistributed Net Investment Income ...............         395,042          95,849           685
Accumulated Net Realized Loss on Investments ......     (19,676,591)    (17,771,171)   (7,700,092)
Net Unrealized Appreciation (Depreciation)
   on Investments .................................      (3,693,101)     (6,287,159)      248,098
                                                      -------------    ------------   -----------
   NET ASSETS .....................................   $  90,969,281    $121,555,128   $18,528,615
                                                      =============    ============   ===========
INSTITUTIONAL CLASS SHARES:
Net Assets ........................................   $  86,672,781    $121,555,128   $18,528,615
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ........      11,643,181      12,943,594     2,904,955
                                                      =============    ============   ===========
Net Asset Value, Offering and
   Redemption Price per Share .....................   $        7.44    $       9.39   $      6.38
                                                      =============    ============   ===========
CLASS A SHARES:
Net Assets ........................................   $   4,296,500             N/A           N/A
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ........         576,936             N/A           N/A
                                                      =============    ============   ===========
Net Asset Value and
   Redemption Price per Share .....................   $        7.45             N/A           N/A
                                                      =============    ============   ===========
Maximum Offering Price per Share ..................   $        7.84             N/A           N/A
                                                      =============    ============   ===========
                                                      ($ 7.45/95.00%)

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED

                                                           WHG
                                                          INCOME           WHG
                                                       OPPORTUNITY       BALANCED
                                                           FUND            FUND
                                                      -------------    -----------
ASSETS:
Investments, at Value (Cost $89,099,126 and
   $8,907,640, respectively) ......................   $  87,929,796    $ 8,668,532
Dividends and Interest Receivable .................         514,605         39,162
Receivable for Capital Shares Sold ................         145,966             --
Receivable for Investment Securities Sold .........              --         41,700
Receivable from Investment Adviser ................              --          1,934
Reclaims Receivable ...............................              --            151
Prepaid Expenses ..................................          14,586          7,318
                                                      -------------    -----------
   TOTAL ASSETS ...................................      88,604,953      8,758,797
                                                      -------------    -----------
LIABILITIES:
Payable for Investment Securities Purchased .......       3,959,775        263,492
Payable due to Investment Adviser .................          38,361             --
Payable due to Administrator ......................          11,524          1,160
Payable due to Trustees ...........................           3,149            306
Chief Compliance Officer Fees Payable .............             931             --
Payable for Distribution Fees--Class A ............             100             --
Other Accrued Expenses and Other Payables .........          49,299         20,666
                                                      -------------    -----------
   TOTAL LIABILITIES ..............................       4,063,139        285,624
                                                      -------------    -----------
NET ASSETS ........................................   $  84,541,814    $ 8,473,173
                                                      =============    ===========
NET ASSETS:
Paid-in Capital ...................................   $ 104,515,001    $10,579,132
Undistributed Net Investment Income ...............         161,739         11,333
Accumulated Net Realized Loss on Investments ......     (18,965,596)    (1,878,184)
Net Unrealized Depreciation on Investments ........      (1,169,330)      (239,108)
                                                      -------------    -----------
   NET ASSETS .....................................   $  84,541,814    $ 8,473,173
                                                      =============    ===========
INSTITUTIONAL CLASS SHARES:
Net Assets ........................................   $  84,045,018    $ 8,473,173
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ........       9,288,586      1,018,182
                                                      =============    ===========
Net Asset Value, Offering and Redemption Price per
   Share ..........................................   $        9.05    $      8.32
                                                      =============    ===========
CLASS A SHARES:
Net Assets ........................................   $     496,796            N/A
Outstanding Shares of Beneficial Interest
   (unlimited authorization--no par value) ........          54,892            N/A
                                                      =============    ===========
Net Asset Value and Redemption Price per Share ....   $        9.05            N/A
                                                      =============    ===========
Maximum Offering Price per Share ..................   $        9.53            N/A
                                                      =============    ===========
                                                      ($ 9.05/95.00%)

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENTS OF OPERATIONS

                                                          WHG             WHG           WHG
                                                        LARGECAP        SMIDCAP       SMALLCAP
                                                       VALUE FUND        FUND        VALUE FUND
                                                      ------------   ------------   -----------
INVESTMENT INCOME
Dividends .........................................   $    945,172   $    898,518   $   112,393
                                                      ------------   ------------   -----------
   TOTAL INVESTMENT INCOME ........................        945,172        898,518       112,393
                                                      ------------   ------------   -----------
EXPENSES
Investment Advisory Fees ..........................        254,815        325,228        65,806
Administration Fees ...............................         67,565         86,064        15,503
Trustees' Fees ....................................          4,775          5,836         1,187
Chief Compliance Officer Fees .....................          2,075          2,333           994
Distribution Fees -- Class A ......................          1,225             --            --
Shareholder Servicing Fee .........................             --         58,196        13,478
Transfer Agent Fees ...............................         35,971         26,431        15,883
Registration and Filing Fees ......................         19,562          9,899        12,428
Professional Fees .................................         18,469         19,509        12,123
Printing Fees .....................................          6,947          7,898         1,571
Custodian Fees ....................................          3,322          2,967         2,047
Other Expenses ....................................          4,936          6,062         1,690
                                                      ------------   ------------   -----------
   TOTAL EXPENSES .................................        419,662        550,423       142,710
Less:
Waiver of Investment Advisory Fees ................        (78,468)        (8,232)      (45,915)
Fees Paid Indirectly ..............................           (221)          (150)          (71)
                                                      ------------   ------------   -----------
   NET EXPENSES ...................................        340,973        542,041        96,724
                                                      ------------   ------------   -----------
NET INVESTMENT INCOME .............................        604,199        356,477        15,669
                                                      ------------   ------------   -----------
NET REALIZED LOSS ON INVESTMENTS ..................    (14,842,799)   (12,275,130)   (4,105,041)
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS .................................      5,557,638     15,027,672     2,780,081
                                                      ------------   ------------   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS)
   ON INVESTMENTS .................................     (9,285,161)     2,752,542    (1,324,960)
                                                      ------------   ------------   -----------
NET INCREASE/(DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ......................   $ (8,680,962)  $  3,109,019   $(1,309,291)
                                                      ============   ============   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                       WHG FUNDS
                                                      FOR THE SIX MONTHS ENDED
                                                      APRIL 30, 2009 (UNAUDITED)

STATEMENTS OF OPERATIONS - CONTINUED

                                                          WHG
                                                         INCOME          WHG
                                                       OPPORTUNITY     BALANCED
                                                          FUND           FUND
                                                      ------------   -----------
INVESTMENT INCOME
Interest ..........................................   $    870,562   $    54,639
Dividends .........................................        773,649        75,249
                                                      ------------   -----------
   TOTAL INVESTMENT INCOME ........................      1,644,211       129,888
                                                      ------------   -----------
EXPENSES
Investment Advisory Fees ..........................        317,708        30,813
Administration Fees ...............................         85,192         8,256
Trustees' Fees ....................................          6,473           612
Chief Compliance Officer Fees .....................          4,066           515
Transfer Agent Fees ...............................         45,052        14,634
Professional Fees .................................         20,495        11,260
Registration and Filing Fees ......................         17,909         8,706
Printing Fees .....................................          7,706           822
Custodian Fees ....................................          3,056         1,301
Distribution Fees -- Class A ......................            604            --
Other Expenses ....................................          7,388         7,682
                                                      ------------   -----------
   TOTAL EXPENSES .................................        515,649        84,601
Less:
Waiver of Investment Advisory Fees ................        (91,371)      (30,813)
Reimbursement from Investment Advisor .............             --       (12,657)
Fees Paid Indirectly ..............................            (82)          (49)
                                                      ------------   -----------
   NET EXPENSES ...................................        424,196        41,082
                                                      ------------   -----------
NET INVESTMENT INCOME .............................      1,220,015        88,806
                                                      ------------   -----------
NET REALIZED LOSS ON INVESTMENTS ..................    (15,544,908)   (1,356,798)
NET CHANGE IN UNREALIZED APPRECIATION
   ON INVESTMENTS .................................     11,977,238       680,314
                                                      ------------   -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS ...     (3,567,670)     (676,484)
                                                      ------------   -----------
NET DECREASE IN NET ASSETS
   RESULTING FROM OPERATIONS ......................   $ (2,347,655)  $  (587,678)
                                                      ============   ===========

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                  APRIL 30, 2009    OCTOBER 31,
                                                    (UNAUDITED)        2008*
                                                  --------------   ------------
OPERATIONS:
   Net Investment Income ......................   $      604,199   $     579,766
   Net Realized Loss on Investments ...........      (14,842,799)     (4,824,747)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ...........        5,557,638     (12,260,801)
                                                  --------------   -------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .........................       (8,680,962)    (16,505,782)
                                                  --------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
   Institutional Class ........................         (718,565)       (210,040)
   Class A ....................................           (5,127)             --
                                                  --------------   -------------
                                                        (723,692)       (210,040)
   Net Realized Gains:
   Institutional Class ........................               --        (497,135)
                                                  --------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..........         (723,692)       (707,175)
                                                  --------------   -------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS:
   Issued .....................................       57,287,031      56,455,700
   Reinvestment of Dividends ..................          591,885         690,319
   Redeemed ...................................      (15,260,771)    (10,413,162)
                                                  --------------   -------------
   INCREASE IN NET ASSETS DERIVED FROM
      INSTITUTIONAL CLASS TRANSACTIONS ........       42,618,145      46,732,857
                                                  --------------   -------------
   CLASS A*:
   Issued .....................................        4,348,776       1,026,016
   Reinvestment of Dividends ..................            5,127              --
   Redeemed ...................................         (777,238)       (208,054)
                                                  --------------   -------------
   INCREASE IN NET ASSETS FROM
      CLASS A TRANSACTIONS ....................        3,576,665         817,962
                                                  --------------   -------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..............       46,194,810      47,550,819
                                                  --------------   -------------
   TOTAL INCREASE IN NET ASSETS ...............       36,790,156      30,337,862
                                                  --------------   -------------

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                         WHG LARGECAP VALUE FUND

                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                  APRIL 30, 2009    OCTOBER 31,
                                                    (UNAUDITED)        2008*
                                                  --------------   ------------
NET ASSETS:
   Beginning of Period ........................   $   54,179,125   $ 23,841,263
                                                  --------------   ------------
   End of Period ..............................   $   90,969,281   $ 54,179,125
                                                  ==============   ============
   Undistributed Net Investment Income ........   $      395,042   $    514,535
                                                  ==============   ============
SHARES ISSUED AND REDEEMED
   INSTITUTIONAL CLASS:
   Issued .....................................        7,521,853      5,191,904
   Reinvestment of Dividends ..................           73,618         56,288
   Redeemed ...................................       (2,074,444)      (962,580)
                                                  --------------   ------------
   TOTAL INSTITUTIONAL CLASS TRANSACTIONS .....        5,521,027      4,285,612
                                                  --------------   ------------
   CLASS A*:
   Issued .....................................          598,075        102,822
   Reinvestment of Dividends ..................              637             --
   Redeemed ...................................          (98,849)       (25,749)
                                                  --------------   ------------
   TOTAL CLASS A TRANSACTIONS .................          499,863         77,073
                                                  --------------   ------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS .......................       6,020,890      4,362,685
                                                  ==============   ============

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE ZERO SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                  APRIL 30, 2009    OCTOBER 31,
                                                    (UNAUDITED)        2008
                                                  --------------   ------------
OPERATIONS:
   Net Investment Income ......................   $      356,477   $     662,492
   Net Realized Loss on Investments ...........      (12,275,130)     (5,577,211)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ...........       15,027,672     (26,072,010)
                                                  --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS
      RESULTING FROM OPERATIONS ...............        3,109,019     (30,986,729)
                                                  --------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ......................         (502,542)       (915,594)
   Net Realized Gains .........................               --      (1,680,350)
                                                  --------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..........         (502,542)     (2,595,944)
                                                  --------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................       55,132,258      71,594,453
   Reinvestment of Dividends ..................          479,961       2,486,649
   Redeemed ...................................      (14,138,871)    (29,938,431)
                                                  --------------   -------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..............       41,473,348      44,142,671
                                                  --------------   -------------
   TOTAL INCREASE IN NET ASSETS ...............       44,079,825      10,559,998
                                                  --------------   -------------
NET ASSETS:
   Beginning of Period ........................       77,475,303      66,915,305
                                                  --------------   -------------
   End of Period ..............................   $  121,555,128   $  77,475,303
                                                  ==============   =============
   Undistributed Net Investment Income ........   $       95,849   $     241,914
                                                  ==============   =============
SHARES ISSUED AND REDEEMED:
   Issued .....................................        6,359,312       5,785,276
   Reinvestment of Dividends ..................           54,106         193,999
   Redeemed ...................................       (1,701,588)     (2,582,310)
                                                  --------------   -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ......................        4,711,830       3,396,965
                                                  ==============   =============

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                  APRIL 30, 2009    OCTOBER 31,
                                                    (UNAUDITED)        2008
                                                  --------------   ------------
OPERATIONS:
   Net Investment Income ......................   $       15,669   $     118,936
   Net Realized Loss on Investments ...........       (4,105,041)     (3,532,714)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ...........        2,780,081      (2,776,092)
                                                  --------------   -------------
   NET DECREASE IN NET ASSETS
      RESULTING FROM OPERATIONS ...............       (1,309,291)     (6,189,870)
                                                  --------------   -------------
DIVIDENDS:
   Net Investment Income ......................          (67,751)        (71,633)
                                                  --------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................        5,425,014      16,955,815
   Reinvestment of Dividends ..................           65,463          66,846
   Redeemed ...................................       (2,870,560)     (5,262,381)
                                                  --------------   -------------
   NET INCREASE IN NET ASSETS
      FROM CAPITAL SHARE TRANSACTIONS .........        2,619,917      11,760,280
                                                  --------------   -------------
   TOTAL INCREASE IN NET ASSETS ...............        1,242,875       5,498,777
                                                  --------------   -------------
NET ASSETS:
   Beginning of Period ........................       17,285,740      11,786,963
                                                  --------------   -------------
   End of Period ..............................   $   18,528,615   $  17,285,740
                                                  ==============   =============
   Undistributed Net Investment Income ........   $          685   $      52,767
                                                  ==============   =============
SHARES ISSUED AND REDEEMED:
   Issued .....................................          924,714       1,906,235
   Reinvestment of Dividends ..................           10,374           7,000
   Redeemed ...................................         (498,186)       (586,194)
                                                  --------------   -------------
   NET INCREASE IN SHARES OUTSTANDING
      FROM SHARE TRANSACTIONS .................          436,902       1,327,041
                                                  ==============   =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                  APRIL 30, 2009    OCTOBER 31,
                                                    (UNAUDITED)        2008*
                                                  --------------   -------------
OPERATIONS:
   Net Investment Income ......................   $    1,220,015   $   4,550,641
   Net Realized Loss on Investments ...........      (15,544,908)     (3,872,383)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ...........       11,977,238     (12,435,136)
                                                  --------------   -------------
   NET DECREASE IN NET ASSETS RESULTING FROM
      OPERATIONS ..............................       (2,347,655)    (11,756,878)
                                                  --------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income:
   Institutional Class ........................       (1,104,145)     (4,171,037)
   Class A ....................................           (6,189)        (10,593)
                                                  --------------   -------------
                                                      (1,110,334)     (4,181,630)
                                                  --------------   -------------
   Net Realized Gains:
   Institutional Class ........................               --      (2,201,273)
                                                  --------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..........               --      (6,382,903)
                                                  --------------   -------------
CAPITAL SHARE TRANSACTIONS:
   INSTITUTIONAL CLASS:
   Issued .....................................       19,152,847     102,215,781
   Reinvestment of Dividends ..................        1,094,945       6,342,972
   Redeemed ...................................      (46,523,965)   (101,118,952)
                                                  --------------   -------------
   INCREASE (DECREASE) IN NET ASSETS DERIVED
      FROM INSTITUTIONAL CLASS TRANSACTIONS ...      (26,276,173)      7,439,801
                                                  --------------   -------------
   CLASS A*:
   Issued .....................................           41,084         505,095
   Reinvestment of Dividends ..................            6,188          10,593
   Redeemed ...................................          (17,044)             --
                                                  --------------   -------------
   INCREASE IN NET ASSETS DERIVED FROM
      CLASS A TRANSACTIONS ....................           30,228         515,688
                                                  --------------   -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..............      (26,245,945)      7,955,489
                                                  --------------   -------------
   TOTAL DECREASE IN NET ASSETS ...............      (29,703,934)    (10,184,292)
                                                  --------------   -------------

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE EITHER $0 OR HAVE BEEN ROUNDED TO $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND

                                                    SIX MONTHS
                                                       ENDED         YEAR ENDED
                                                  APRIL 30, 2009     OCTOBER 31,
                                                    (UNAUDITED)         2008*
                                                  --------------   -------------
NET ASSETS:
   Beginning of Period ........................   $  114,245,748   $ 124,430,040
                                                  --------------   --------------
   End of Period ..............................   $   84,541,814   $ 114,245,748
                                                  ==============   =============
   Undistributed Net Investment Income ........   $      161,739          52,058
                                                  ==============   =============
SHARES ISSUED AND REDEEMED
   INSTITUTIONAL CLASS:
   Issued .....................................        2,141,367      10,232,950
   Reinvestment of Dividends ..................          120,516         638,218
   Redeemed ...................................       (5,178,840)    (10,396,436)
                                                  --------------   -------------
   TOTAL INSTITUTIONAL CLASS TRANSACTIONS .....       (2,916,957)        474,732
                                                  --------------   -------------
SHARES ISSUED AND REDEEMED
   CLASS A*:
   Issued .....................................            4,484          50,606
   Reinvestment of Dividends ..................              680           1,083
   Redeemed ...................................           (1,961)             --
                                                  --------------   -------------
   TOTAL CLASS A TRANSACTIONS .................            3,203          51,689
                                                  --------------   -------------
   NET INCREASE (DECREASE) IN SHARES
      OUTSTANDING FROM SHARE TRANSACTIONS .....       (2,913,754)        526,421
                                                  ==============   =============

*    CLASS A SHARES COMMENCED OPERATIONS ON DECEMBER 31, 2007.

AMOUNTS DESIGNATED AS "--" ARE ZERO SHARES.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                    SIX MONTHS
                                                       ENDED        YEAR ENDED
                                                  APRIL 30, 2009    OCTOBER 31,
                                                    (UNAUDITED)         2008
                                                  --------------   -------------
OPERATIONS:
   Net Investment Income ......................   $       88,806   $     209,715
   Net Realized Loss on Investments ...........       (1,356,798)       (521,094)
   Net Change in Unrealized Appreciation
      (Depreciation) on Investments ...........          680,314      (1,744,002)
                                                  --------------   -------------
   NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS .........................         (587,678)     (2,055,381)
                                                  --------------   -------------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ......................          (98,313)       (206,303)
   Capital Gains ..............................               --        (133,423)
                                                  --------------   -------------
   TOTAL DIVIDENDS AND DISTRIBUTIONS ..........          (98,313)       (339,726)
                                                  --------------   -------------
CAPITAL SHARE TRANSACTIONS:
   Issued .....................................        1,327,623       1,865,116
   Reinvestment of Dividends ..................           93,565         321,607
   Redeemed ...................................         (934,212)       (819,141)
                                                  --------------   -------------
   NET INCREASE IN NET ASSETS FROM
      CAPITAL SHARE TRANSACTIONS ..............          486,976       1,367,582
                                                  --------------   -------------
   TOTAL DECREASE IN NET ASSETS ...............         (199,015)     (1,027,525)
                                                  --------------   -------------
NET ASSETS:
   Beginning of Period ........................        8,672,188       9,699,713
                                                  --------------   -------------
   End of Period ..............................   $    8,473,173   $   8,672,188
                                                  ==============   =============
   Undistributed Net Investment Income ........   $       11,333   $      20,840
                                                  ==============   =============
SHARES ISSUED AND REDEEMED:
   Issued .....................................          157,529         174,621
   Reinvestment of Dividends ..................           11,153          29,717
   Redeemed ...................................         (112,582)        (77,960)
                                                  --------------   -------------
   NET INCREASE IN SHARES OUTSTANDING FROM
      SHARE TRANSACTIONS ......................           56,100         126,378
                                                  ==============   =============

AMOUNTS DESIGNATED AS "--" ARE $0.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                             INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                    SIX MONTHS ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                     APRIL 30, 2009    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                       (UNAUDITED)         2008          2007         2006(1)
                                    ----------------   -----------   -----------   ------------
Net Asset Value,
   Beginning of Period ..........       $  8.74         $ 12.98        $ 10.72       $10.00
                                        -------         -------        -------       ------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net Investment Income(2) .....          0.07            0.15           0.12         0.04
   Net Realized and Unrealized
      Gain (Loss) on
      Investments ...............         (1.28)          (4.08)          2.18         0.68
                                        -------         -------        -------       ------
   Total from Investment
      Operations ................         (1.21)          (3.93)          2.30         0.72
                                        -------         -------        -------       ------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ........         (0.09)          (0.09)         (0.04)          --
   Net Realized Gains ...........            --           (0.22)            --           --
                                        -------         -------        -------       ------
   Total Dividends and
      Distributions .............         (0.09)          (0.31)         (0.04)          --
                                        -------         -------        -------       ------
   Net Asset Value,
      End of Period .............       $  7.44         $  8.74        $ 12.98       $10.72
                                        =======         =======        =======       ======
   TOTAL RETURN+ ................        (13.92)%        (30.94)%        21.54%        7.20%
                                        =======         =======        =======       ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................       $86,673         $53,506        $23,841       $8,780
Ratio of Expenses to Average
   Net Assets ...................          1.00%*          1.00%          1.00%        1.00%*
Ratio of Expenses to Average
   Net Assets (Excluding Waivers,
   Expense Reimbursements and
   Fees Paid Indirectly) ........          1.23%*          1.41%          1.82%        3.39%*
Ratio of Net Investment Income
   to Average Net Assets ........          1.79%**         1.42%          1.04%        1.04%*
Portfolio Turnover Rate .........            37%**           70%            50%          13%**

AMOUNTS DESIGNATED AS "--" ARE $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON JUNE 28, 2006.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG LARGECAP VALUE FUND
                                                                         CLASS A

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                                     SIX MONTHS ENDED   PERIOD ENDED
                                                                      APRIL 30, 2009     OCTOBER 31,
                                                                        (UNAUDITED)        2008(1)
                                                                     ----------------   ------------
Net Asset Value, Beginning of Period ......................              $  8.73          $ 12.10
                                                                         -------          -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ...............................                 0.03             0.10
   Net Realized and Unrealized Loss on Investments ........                (1.24)           (3.47)
                                                                         -------          -------
      Total from Investment Operations ....................                (1.21)           (3.37)
                                                                         -------          -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ..................................                (0.07)              --
                                                                         -------          -------
      Total Dividends and Distributions ...................                (0.07)              --
                                                                         -------          -------
Net Asset Value, End of Period ............................              $  7.45          $  8.73
                                                                         =======          =======
      TOTAL RETURN+ .......................................               (13.89)%         (27.85)%
                                                                         =======          =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....................              $ 4,296          $   673
Ratio of Expenses to Average Net Assets ...................                 1.25%*           1.25%*
Ratio of Expenses to Average Net Assets (Excluding Waivers,
   Expense Reimbursements and Fees Paid Indirectly) .......                 1.45%*           1.65%*
Ratio of Net Investment Income to Average Net Assets ......                 0.78%*           1.14%*
Portfolio Turnover Rate ...................................                   37%**            70%**

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 31, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 WHG SMIDCAP FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                    SIX MONTHS ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                     APRIL 30, 2009    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                       (UNAUDITED)         2008          2007         2006(1)
                                    ----------------   -----------   -----------   ------------
Net Asset Value,
   Beginning of Period ..........      $   9.41         $ 13.84        $ 11.47       $ 10.00
                                       --------         -------        -------       -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net Investment Income(2) .....          0.01            0.11           0.26          0.06
   Net Realized and Unrealized
      Gain (Loss) on
      Investments ...............          0.03           (4.03)          2.28          1.41
                                       --------         -------        -------       -------
   Total from Investment
      Operations ................          0.04           (3.92)          2.54          1.47
                                       --------         -------        -------       -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ........         (0.06)          (0.17)         (0.09)           --
   Net Realized Gains ...........            --           (0.34)         (0.08)           --
                                       --------         -------        -------       -------
   Total Dividends and
      Distributions .............         (0.06)          (0.51)         (0.17)           --
                                       --------         -------        -------       -------
   Net Asset Value,
      End of Period .............      $   9.39         $  9.41        $ 13.84       $ 11.47
                                       ========         =======        =======       =======
   TOTAL RETURN+ ................          0.43%         (29.25)%        22.43%        14.70%
                                       ========         =======        =======       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................      $121,555         $77,475        $66,915       $10,562
Ratio of Expenses to Average
   Net Assets ...................          1.25%*          1.25%          1.25%         1.25%*
Ratio of Expenses to Average
   Net Assets (Excluding Waivers,
   Expense Reimbursements and
   Fees Paid Indirectly) ........          1.27%*          1.25%+++       1.37%         3.20%*
Ratio of Net Investment Income
   to Average Net Assets ........          0.82%*          0.87%          1.96%         0.66%*
Portfolio Turnover Rate .........            33%**           81%            63%           42%**

AMOUNTS DESIGNATED AS "--" ARE $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

+++ RATIO INCLUDES PREVIOUSLY WAIVED INVESTMENT ADVISORY FEES RECOVERED. THE IMPACT OF THE RECOVERED FEES MAY CAUSE A HIGHER NET EXPENSE RATIO.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                          WHG SMALLCAP VALUE FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                             SIX MONTHS ENDED    YEAR ENDED   PERIOD ENDED
                                              APRIL 30, 2009    OCTOBER 31,    OCTOBER 31,
                                                (UNAUDITED)         2008         2007(1)
                                             ----------------   -----------   ------------
Net Asset Value, Beginning of Period .....       $  7.00         $ 10.33        $ 10.00
                                                 -------         -------        -------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ..............          0.01            0.07           0.04
   Net Realized and Unrealized
      Gain (Loss) on Investments .........         (0.60)          (3.35)          0.29
                                                 -------         -------        -------
   Total from Investment Operations ......         (0.59)          (3.28)          0.33
                                                 -------         -------        -------
DIVIDENDS:
   Net Investment Income .................         (0.03)          (0.05)            --
                                                 -------         -------        -------
   Net Asset Value, End of Period ........       $  6.38         $  7.00        $ 10.33
                                                 =======         =======        =======
   TOTAL RETURN+ .........................         (8.48)%        (31.86)%         3.30%
                                                 =======         =======        =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ....       $18,529         $17,286        $11,787
Ratio of Expenses to Average Net Assets ..          1.25%*          1.25%          1.25%*
Ratio of Expenses to Average Net Assets
   (Excluding Waivers and Expense
   Reimbursements) .......................          1.84%*          1.88%          2.94%*
Ratio of Net Investment Income
   to Average Net Assets .................          0.20%*          0.79%          0.72%*
Portfolio Turnover Rate ..................            45%**           93%            25%**

AMOUNTS DESIGNATED AS "--" ARE $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURN SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON APRIL 2, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                             INSTITUTIONAL CLASS

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                   SIX MONTHS ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                    APRIL 30, 2009    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                      (UNAUDITED)         2008          2007         2006(1)
                                   ----------------   -----------   -----------   ------------
Net Asset Value,
   Beginning of Period .........       $  9.32         $  10.61      $  10.45       $ 10.00
                                       -------         --------      --------       -------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net Investment Income(2) ....          0.13             0.36          0.59          0.43
   Net Realized and Unrealized
      Gain (Loss) on
      Investments ..............         (0.27)           (1.13)         0.14(4)       0.39
                                       -------         --------      --------       -------
   Total from Investment
      Operations ...............         (0.14)           (0.77)         0.73          0.82
                                       -------         --------      --------       -------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income .......         (0.13)           (0.32)        (0.57)        (0.37)
   Net Realized Gains ..........            --            (0.20)           --(3)         --
                                       -------         --------      --------       -------
   Total Dividends and
      Distributions ............         (0.13)           (0.52)        (0.57)        (0.37)
                                       -------         --------      --------       -------
   Net Asset Value,
      End of Period ............       $  9.05         $   9.32      $  10.61       $ 10.45
                                       =======         ========      ========       =======
   TOTAL RETURN+ ...............         (1.53)%          (7.50)%        7.00%         8.42%
                                       =======         ========      ========       =======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) .................       $84,045         $113,764      $124,430       $72,773
Ratio of Expenses to Average
   Net Assets ..................          1.00%*           1.00%         1.00%         1.00%*
Ratio of Expenses to Average
   Net Assets (Excluding Waivers
   and Fees Paid Indirectly) ...          1.22%*           1.24%         1.41%         1.73%*
Ratio of Net Investment Income
   to Average Net Assets .......          2.89%*           3.57%         5.45%         4.89%*
Portfolio Turnover Rate ........            56%**            99%           62%           45%**

AMOUNTS DESIGNATED AS "--" ARE $0 OR HAVE BEEN ROUNDED TO $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 19, 2005.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

(3)  AMOUNT LESS THAN $0.01 PER SHARE.

(4) THE AMOUNT SHOWN FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD DOES NOT ACCORD WITH THE AGGREGATE NET LOSSES ON INVESTMENTS FOR THE PERIOD BECAUSE OF THE SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUE OF THE INVESTMENTS OF THE FUND.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                      WHG INCOME OPPORTUNITY FUND
                                                                         CLASS A

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                                              SIX MONTHS ENDED   PERIOD ENDED
                                                               APRIL 30, 2009     OCTOBER 31,
                                                                 (UNAUDITED)        2008(1)
                                                              ----------------   ------------
Net Asset Value, Beginning of Period ......................       $ 9.32           $ 9.99
                                                                  ------           ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
   Net Investment Income(2) ...............................         0.11             0.25
   Net Realized and Unrealized Loss on Investments ........        (0.26)           (0.71)
                                                                  ------           ------
   Total from Investment Operations .......................        (0.15)           (0.46)
                                                                  ------           ------
DIVIDENDS:
   Net Investment Income ..................................        (0.12)           (0.21)
                                                                  ------           ------
   Net Asset Value, End of Period .........................       $ 9.05           $ 9.32
                                                                  ======           ======
   TOTAL RETURN+ ..........................................        (1.65)%          (4.69)%
                                                                  ======           ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) .....................       $  497           $  482
Ratio of Expenses to Average Net Assets ...................         1.25%*           1.25%*
Ratio of Expenses to Average Net Assets (Excluding Waivers,
   Expense Reimbursements and Fees Paid Indirectly) .......         1.47%*           1.47%*
Ratio of Net Investment Income to Average Net Assets ......         2.46%*           3.04%*
Portfolio Turnover Rate ...................................           56%**            99%**

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON DECEMBER 31, 2007.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                WHG BALANCED FUND

FINANCIAL HIGHLIGHTS

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD

                                    SIX MONTHS ENDED    YEAR ENDED    YEAR ENDED   PERIOD ENDED
                                     APRIL 30, 2009    OCTOBER 31,   OCTOBER 31,    OCTOBER 31,
                                       (UNAUDITED)         2008          2007         2006(1)
                                    ----------------   -----------   -----------   ------------
Net Asset Value,
   Beginning of Period ..........       $ 9.01           $11.61        $10.36        $10.00
                                        ------           ------        ------        ------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS:
   Net Investment Income(2) .....         0.09             0.23          0.24          0.03
   Net Realized and Unrealized
      Gain (Loss) on
      Investments ...............        (0.68)           (2.44)         1.24          0.33
                                        ------           ------        ------        ------
   Total from Investment
   Operations ...................        (0.59)           (2.21)         1.48          0.36
                                        ------           ------        ------        ------
DIVIDENDS AND DISTRIBUTIONS:
   Net Investment Income ........        (0.10)           (0.23)        (0.23)           --
   Net Realized Gains ...........           --            (0.16)           --            --
                                        ------           ------        ------        ------
   Total Dividends and
      Distributions .............        (0.10)           (0.39)        (0.23)           --
                                        ------           ------        ------        ------
   Net Asset Value,
      End of Period .............       $ 8.32           $ 9.01        $11.61        $10.36
                                        ======           ======        ======        ======
   TOTAL RETURN+ ................        (6.56)%         (19.61)%       14.40%         3.60%
                                        ======           ======        ======        ======
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period
   (Thousands) ..................       $8,473           $8,672        $9,700        $4,667
Ratio of Expenses to Average
   Net Assets ...................         1.00%*           1.00%         1.00%         1.00%*
Ratio of Expenses to Average
   Net Assets (Excluding Waivers,
   Expense Reimbursements and
   Fees Paid Indirectly) ........         2.06%*           1.97%         2.42%         7.52%*
Ratio of Net Investment Income
   to Average Net Assets ........         2.16%*           2.18%         2.23%         2.30%*
Portfolio Turnover Rate .........           43%**            57%           31%            2%**

AMOUNTS DESIGNATED AS "--" ARE $0.

+ RETURN IS FOR THE PERIOD INDICATED AND HAS NOT BEEN ANNUALIZED. TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED OR ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

*    ANNUALIZED.

**   NOT ANNUALIZED.

(1)  COMMENCED OPERATIONS ON SEPTEMBER 8, 2006.

(2)  CALCULATION PERFORMED USING AVERAGE SHARES FOR THE PERIOD.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization:

The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company with 33 funds. The financial statements herein are those of the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and WHG Balanced Fund (the "Funds"). The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund seek long-term capital appreciation. The WHG Income Opportunity Fund and WHG Balanced Fund seek long-term capital appreciation and provide current income by investing in a portfolio of stocks and fixed-income securities. The financial statements of the remaining funds of the Trust are presented separately. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held.

2. Significant Accounting Policies:

The following is a summary of the significant accounting policies followed by the Funds.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Debt securities are priced based upon valuations provided by independent, third-party pricing agents, if available. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

     be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

     Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of April 30, 2009, there were no fair valued securities.

     In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Funds adopted SFAS No. 157 on November 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level
     1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          - Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Funds have the ability to access at the measurement date;

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

          - Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          - Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

     As required by SFAS No. 157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds' investments are measured at April 30, 2009:

                               LEVEL 1     LEVEL 2   LEVEL 3      TOTAL
                            ------------   -------   -------   ------------
Investments in securities
WHG LargeCap
Value Fund                  $ 91,922,638     $--       $--     $ 91,922,638
WHG SMidCap Fund             121,407,273      --        --      121,407,273
WHG SmallCap
Value Fund                    18,428,763      --        --       18,428,763
WHG Income
Opportunity Fund              87,929,796      --        --       87,929,796
WHG Balanced Fund              8,668,532      --        --        8,668,532

     FEDERAL INCOME TAXES -- It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Accordingly, no provision for Federal income taxes has been made in the financial statements.

     On April 30, 2008, the Funds adopted Financial Accounting Standards Board Interpretation No. 48, Accounting for Uncertainty in Income Taxes ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the affirmative evaluation of tax positions taken or expected to be taken in the course of preparing the Funds' tax returns to determine whether it is more-likely-than-not (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. A tax position that

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

     meets the more-likely-than-not recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. Differences between tax positions taken in a tax return and amounts recognized in the financial statements will generally result in an increase in a liability for taxes payable (or a reduction of a tax refund receivable), including the recognition of any related interest and penalties as an operating expense. Implementation of FIN 48 included a review of tax positions taken in tax years that remain subject to examination by tax authorities (i.e., the last 4 tax year ends, as applicable). The adoption of FIN 48 did not impact the Funds' net assets or results of operations.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on trade date. Costs used in determining realized gains or losses on the sale of investment securities are based on the specific identification method. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized using the scientific interest method, which approximates the effective interest method.

     INVESTMENTS IN REITS -- Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

     EXPENSES -- Most expenses of the Trust can be directly attributed to a particular fund. Certain expenses are apportioned among the funds in the Trust based on the number of funds and/or relative daily net assets.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund distribute substantially all of their net investment income, if any, at least annually. The WHG Income Opportunity Fund and WHG Balanced Fund distribute substantially all of their net investment income, if any, quarterly. For each Fund, any net realized capital gains are distributed at least annually. All dividends and distributions are recorded on ex-dividend date.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

3.   TRANSACTIONS WITH AFFILIATES:

Certain officers and a trustee of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

A portion of the services provided by the Chief Compliance Officer ("CCO") and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Funds and the Administrator are parties to an Administration Agreement under which the Administrator provides management and administrative services for an annual fee equal to 0.12% of the first $100 million, 0.08% of the next $200 million, 0.06% of the next $550 million and 0.04% of any amount above $850 million of the Funds' average daily net assets, subject to a minimum fee of $75,000 for each Fund plus $15,000 per each additional class in the first year of operations. The minimum fee shall be increased to $100,000 for each Fund plus $15,000 per each additional class following the first year of operations.

The Trust and the Distributor are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Effective December 31, 2007, the WHG Large Cap Value and the WHG Income Opportunity Funds have adopted a Distribution Plan (the "Plan") relating to each Fund's Class A Shares pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for payment at an annual rate of 0.25% of the average daily net assets of each Fund's Class A Shares.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a transfer agency agreement with the Trust.

The Funds earned cash management credits which are used to offset transfer agent expenses. During the period, the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund, and the WHG Balanced Fund earned credits of $221, $150, $71, $82 and $49, respectively.

The WHG SMidCap Fund and the WHG SmallCap Value Fund have each adopted a shareholder servicing plan that provides that the Funds may pay financial intermediaries for shareholder services in an annual amount not to exceed 0.20% based on average

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

daily net assets. The Funds do not pay these service fees on shares purchased directly. In addition to payments made directly to financial intermediaries by the Funds, the Adviser or its affiliates may, at their own expense, pay financial intermediaries for these and other services to the Funds' shareholders.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Funds. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold by the Funds.

5.   INVESTMENT ADVISORY AGREEMENT:

Under the terms of an investment advisory agreement with the Funds, the Adviser provides investment advisory services to the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG Income Opportunity Fund and WHG Balanced Fund at a fee calculated at an annual rate of 0.75% of each Fund's average daily net assets and to the WHG SmallCap Value Fund at a fee calculated at an annual rate of 0.85% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the WHG LargeCap Value Fund -- Institutional Class shares, WHG LargeCap Value Fund -- Class A shares, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund -- Institutional Class shares, WHG Income Opportunity Fund -- Class A shares, and the WHG Balanced Fund total annual operating expenses, after the effect of expense offset arrangements, from exceeding 1.00%, 1.25%, 1.25%, 1.25%, 1.00%, 1.25%, and 1.00% of average daily net assets, respectively.

The Adviser may seek reimbursement for Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement. Reimbursement by a Fund of the Advisory Fees waived or limited and other expenses paid by the Adviser pursuant to the Expense Limitation Agreement may be made when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of each Fund to exceed the total operating expense limitation.

At April 30, 2009, pursuant to the above, the amount of previously waived and reimbursed fees for the WHG LargeCap Value Fund, WHG SMidCap Fund, WHG SmallCap Value Fund, WHG Income Opportunity Fund and WHG Balanced Fund for which the Adviser may seek reimbursement was $423,169, $111,029, $199,574, $1,063,681 and
$273,936, respectively.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

6.   INVESTMENT TRANSACTIONS:

The cost of security purchases and proceeds from security sales and maturities, other than long-term U.S. Government securities and short-term securities, for the six months ended April 30, 2009, were as follows:

                               PURCHASES    SALES AND MATURITIES
                              -----------   --------------------
WHG LargeCap Value Fund       $69,720,321       $24,363,257
WHG SMidCap Fund               65,360,031        28,098,277
WHG SmallCap Value Fund        10,296,578         6,822,267
WHG Income Opportunity Fund    22,312,040        28,746,108
WHG Balanced Fund               3,050,606         2,416,357

There were purchases and sales/maturities of long-term U.S. Government Securities of $17,959,337 and $35,115,948, respectively, in the WHG Income Opportunity Fund. There were purchases and sales/maturities of long-term U.S. Government Securities of $607,767 and $942,055, respectively, in the WHG Balanced Fund. There were no purchases or sales of long-term U.S. Government Securities in the WHG LargeCap Value Fund, WHG SMidCap Fund and WHG SmallCap Value Fund.

7.   FEDERAL TAX INFORMATION:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to undistributed net investment income (loss), accumulated net realized gain (loss) or paid-in capital, as appropriate, in the period that the difference arises.

The tax character of dividends and distributions declared during the periods ended October 31, 2008 and 2007 was as follows:

                                      ORDINARY      LONG-TERM
                                       INCOME     CAPITAL GAIN     TOTAL
                                     ----------   ------------   ----------
WHG LargeCap Value Fund       2008   $  672,626     $ 34,549     $  707,175
                              2007       39,219           --         39,219
WHG SMidCap Fund              2008    1,835,455      760,489      2,595,944
                              2007      244,380           --        244,380
WHG SmallCap Value Fund       2008       71,633           --         71,633
                              2007           --           --             --

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

                                      ORDINARY      LONG-TERM
                                       INCOME     CAPITAL GAIN      TOTAL
                                     ----------   ------------   ----------
WHG Income Opportunity Fund   2008   $4,699,020    $1,683,883    $6,382,903
                              2007    5,594,259            --     5,594,259
WHG Balanced Fund             2008      339,726            --       339,726
                              2007      161,491            --       161,491

As of October 31, 2008, the components of accumulated losses on a tax basis were as follows:

                              UNDISTRIBUTED   UNDISTRIBUTED      CAPITAL        UNREALIZED       OTHER          TOTAL
                                ORDINARY        LONG-TERM         LOSS         APPRECIATION/   TEMPORARY     ACCUMULATED
                                 INCOME       CAPITAL GAIN    CARRYFORWARDS   (DEPRECIATION)   DIFFERENCES     LOSSES
                              -------------   -------------   -------------   --------------   -----------   ------------
WHG LargeCap Value Fund         $514,535          $--          $(4,244,915)    $ (9,839,616)    $      --    $(13,569,996)
WHG SMidCap Fund                 241,914           --           (4,663,440)     (22,147,432)           --     (26,568,958)
WHG SmallCap Value Fund           52,767           --           (3,106,133)      (2,799,205)     (221,696)     (6,074,267)
WHG Income Opportunity Fund      167,023           --           (4,005,604)     (12,561,652)     (114,965)    (16,515,198)
WHG Balanced Fund                 20,840           --             (452,684)        (988,124)           --      (1,419,968)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward for a maximum of eight years and applied against future capital gains as follows:

                                                      TOTAL CAPITAL LOSS
                               EXPIRES     EXPIRES      CARRYFORWARDS
                              10/31/15    10/31/16        10/31/08
                              --------   ----------   ------------------
WHG LargeCap Value Fund        $    --   $4,244,915     $4,244,915
WHG SMidCap Fund                    --    4,663,440      4,663,440
WHG SmallCap Value Fund         16,503    3,089,630      3,106,133
WHG Income Opportunity Fund         --    4,005,604      4,005,604
WHG Balanced Fund                   --      452,684        452,684

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments, held by the Funds at April 30, 2009, were as follows:

                                       AGGREGATE      AGGREGATE         NET
                         FEDERAL         GROSS          GROSS        UNREALIZED
                           TAX        UNREALIZED     UNREALIZED     APPRECIATION/
                          COST       APPRECIATION   DEPRECIATION   (DEPRECIATION)
                      ------------   ------------   ------------   -------------
WHG LargeCap
   Value Fund         $ 95,615,739    $4,764,722    $ (8,457,823)   $(3,693,101)
WHG SMidCap Fund       127,694,432     8,935,208     (15,222,367)    (6,287,159)
WHG SmallCap
   Value Fund           18,180,665     1,751,952      (1,503,854)       248,098
WHG Income
   Opportunity Fund     89,099,126     1,698,174      (2,867,504)    (1,169,330)
WHG Balanced Fund        8,907,640       398,299        (637,407)      (239,108)

8. INDEMNIFICATIONS:

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

9. OTHER:

At April 30, 2009, the percentage of total shares outstanding held by shareholders for each Fund, which are comprised of omnibus accounts that are held on behalf of various individual shareholders was as follows:

                                                               NO. OF         %
                                                           SHAREHOLDERS   OWNERSHIP
                                                           ------------   ---------
WHG LargeCap Value Fund, Institutional Class ...........         3           76%
WHG LargeCap Value Fund, Class A .......................         2           83%
WHG SMidCap Fund, Institutional Class ..................         2           38%
WHG SmallCap Value Fund, Institutional Class ...........         2           43%
WHG Income Opportunity Fund, Institutional Class .......         4           94%
WHG Income Opportunity Fund, Class A ...................         1           94%
WHG Balanced Fund, Institutional Class .................         1           66%

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

10. ACCOUNTING PRONOUNCEMENTS:

In October 2008, the FASB issued Staff Position 157-3, DETERMINING THE FAIR VALUE OF A FINANCIAL ASSET IN A MARKET THAT IS NOT ACTIVE ("FSP 157-3"), which clarifies the application of SFAS 157 in an inactive market and provides an illustrative example to demonstrate how the fair value of a financial asset is determined when the market for that financial asset is not active. The guidance provided by FSP 157-3 did not have an impact on the Funds' approach to valuing financial assets.

In April 2009, FASB Staff Position No. 157-4 -- DETERMINING FAIR VALUE WHEN THE VOLUME AND LEVEL OF ACTIVITY FOR THE ASSET OR LIABILITY HAVE SIGNIFICANTLY DECREASED AND IDENTIFYING TRANSACTIONS THAT ARE NOT ORDERLY ("FSP 157-4") was issued. FSP 157-4 clarifies the process for measuring the fair value of financial instruments when the markets become inactive and quoted prices may reflect distressed transactions. FSP 157-4 provides a non-exclusive list of factors a reporting entity should consider when determining whether there has been a significant decrease in the volume and level of activity for an asset or liability when compared with normal market activity. Under FSP 157-4, if a reporting entity concludes there has been a significant decrease in volume and level of activity for the asset or liability (or similar assets or liabilities), transactions or quoted prices may not be determinative of fair value. Further analysis of the transactions or quoted prices is needed, and a significant adjustment to the transactions or quoted prices may be necessary to estimate fair value in accordance with FASB Statement No. 157 -- FAIR VALUE MEASUREMENT. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the impact of FSP 157-4 on the Funds' financial statements.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the following page illustrates your Fund's costs in two ways.

- ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

- HYPOTHETICAL 5% RETURN. This section helps you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column
     3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

THE ADVISORS' INNER CIRCLE FUND                                        WHG FUNDS

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

Note: Because the hypothetical return is set at 5% for comparison purposes -- NOT your Fund's actual return -- the account values shown may not apply to your specific investment.

                          BEGINNING     ENDING                  EXPENSES
                           ACCOUNT     ACCOUNT    ANNUALIZED      PAID
                            VALUE       VALUE      EXPENSE       DURING
                          11/1/2008   4/30/2009     RATIOS     PERIOD (1)
                          ---------   ---------   ----------   ----------
ACTUAL FUND RETURN
LargeCap Value              $1,000    $  860.80      1.00%       $4.61
LargeCap Value Cl A          1,000       861.10      1.25         5.77
SMidCap                      1,000     1,004.30      1.25         6.21
SmallCap Value               1,000       915.20      1.25         5.94
Income Opportunity           1,000       984.70      1.00         4.92
Income Opportunity Cl A      1,000       983.50      1.25         6.15
Balanced                     1,000       934.40      1.00         4.80
HYPOTHETICAL 5% RETURN
LargeCap Value              $1,000    $1,019.84      1.00%       $5.01
LargeCap Value Cl A          1,000     1,018.60      1.25         6.26
SMidCap                      1,000     1,018.60      1.25         6.26
SmallCap Value               1,000     1,018.60      1.25         6.26
Income Opportunity           1,000     1,019.84      1.00         5.01
Income Opportunity Cl A      1,000     1,018.60      1.25         6.26
Balanced                     1,000     1,019.84      1.00         5.01

(1) Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

                                  THE WHG FUNDS
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-877-FUND-WHG
                                www.whgfunds.com

                                    ADVISER:
                            Westwood Management Corp.
                         200 Crescent Court, Suite 1200
                              Dallas, Texas 75201

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 ADMINISTRATOR:
                      SEI Investments Global Funds Services
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

                 INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM:
                                Ernst & Young LLP
                              Two Commerce Square
                         2001 Market Street, Suite 4000
                             Philadelphia, PA 19103

              This information must be preceded or accompanied by a
                  current prospectus for the Funds described.

WHG-SA-001-0400

ITEM 2. CODE OF ETHICS.

Not applicable for semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the registrant's Board of Trustees.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12. EXHIBITS.

(a)(1) Not applicable for semi-annual report.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Advisors' Inner Circle Fund


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ Phil Masterson
                                        ----------------------------------------
                                        Phil Masterson, President

Date: July 7, 2009


By (Signature and Title)*               /s/ Michael Lawson
                                        ----------------------------------------
                                        Michael Lawson
                                        Treasurer, Controller & CFO

Date: July 7, 2009

* Print the name and title of each signing officer under his or her signature.